Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Value Strategies Portfolio
September 30, 2023
VIPVS-NPRT3-1123
1.808798.119
Common Stocks - 98.4%
	Shares	Value ($)
COMMUNICATION SERVICES - 1.2%
Diversified Telecommunication Services - 0.8%
Cellnex Telecom SA (a)	151,300	5,273,945
Media - 0.4%
Nexstar Broadcasting Group, Inc. Class A	18,000	2,580,660
TOTAL COMMUNICATION SERVICES		7,854,605
CONSUMER DISCRETIONARY - 11.2%
Automobile Components - 1.2%
Adient PLC (b)	89,000	3,266,300
Atmus Filtration Technologies, Inc.	8,500	177,225
Autoliv, Inc.	42,000	4,052,160
		7,495,685
Automobiles - 0.9%
Harley-Davidson, Inc.	177,100	5,854,926
Diversified Consumer Services - 0.1%
Adtalem Global Education, Inc. (b)	14,483	620,597
Hotels, Restaurants & Leisure - 1.0%
Hilton Grand Vacations, Inc. (b)	90,000	3,663,000
Red Rock Resorts, Inc.	67,400	2,763,400
		6,426,400
Household Durables - 1.1%
Newell Brands, Inc.	21,100	190,533
Tempur Sealy International, Inc.	163,000	7,064,420
		7,254,953
Leisure Products - 1.7%
Brunswick Corp.	53,600	4,234,400
Mattel, Inc. (b)	305,600	6,732,368
		10,966,768
Specialty Retail - 4.0%
American Eagle Outfitters, Inc. (c)	396,302	6,582,576
Bath & Body Works, Inc.	78,300	2,646,540
Lithia Motors, Inc. Class A (sub. vtg.)	15,600	4,607,148
Signet Jewelers Ltd. (c)	61,400	4,409,134
Upbound Group, Inc.	119,100	3,507,495
Victoria's Secret & Co. (b)(c)	223,200	3,722,976
		25,475,869
Textiles, Apparel & Luxury Goods - 1.2%
Gildan Activewear, Inc.	267,500	7,497,681
PVH Corp.	2,500	191,275
		7,688,956
TOTAL CONSUMER DISCRETIONARY		71,784,154
CONSUMER STAPLES - 3.9%
Consumer Staples Distribution & Retail - 1.3%
U.S. Foods Holding Corp. (b)	212,200	8,424,340
Food Products - 2.1%
Bunge Ltd.	65,200	7,057,900
Darling Ingredients, Inc. (b)	117,263	6,121,129
		13,179,029
Household Products - 0.5%
Energizer Holdings, Inc.	93,200	2,986,128
TOTAL CONSUMER STAPLES		24,589,497
ENERGY - 9.3%
Energy Equipment & Services - 2.0%
Expro Group Holdings NV (b)	307,600	7,145,548
Valaris Ltd. (b)	70,200	5,263,596
		12,409,144
Oil, Gas & Consumable Fuels - 7.3%
Antero Resources Corp. (b)	295,500	7,499,790
Canadian Natural Resources Ltd.	218,200	14,111,309
Hess Corp.	80,200	12,270,600
Targa Resources Corp.	77,600	6,651,872
Tourmaline Oil Corp. (c)	126,000	6,340,585
		46,874,156
TOTAL ENERGY		59,283,300
FINANCIALS - 18.8%
Banks - 4.2%
East West Bancorp, Inc.	144,300	7,606,053
First Citizens Bancshares, Inc.	7,500	10,350,750
Popular, Inc.	69,300	4,366,593
U.S. Bancorp	137,500	4,545,750
		26,869,146
Capital Markets - 3.1%
Ameriprise Financial, Inc.	21,900	7,219,992
LPL Financial	32,100	7,628,565
Raymond James Financial, Inc.	48,100	4,830,683
		19,679,240
Consumer Finance - 2.4%
OneMain Holdings, Inc.	161,800	6,486,562
PROG Holdings, Inc. (b)	109,471	3,635,532
SLM Corp.	404,800	5,513,376
		15,635,470
Financial Services - 4.2%
Apollo Global Management, Inc.	121,400	10,896,864
Global Payments, Inc.	82,000	9,461,980
Walker & Dunlop, Inc. (c)	86,900	6,451,456
		26,810,300
Insurance - 4.9%
American Financial Group, Inc.	67,000	7,481,890
Assurant, Inc.	51,100	7,336,938
First American Financial Corp.	85,100	4,807,299
Reinsurance Group of America, Inc.	34,805	5,053,338
The Travelers Companies, Inc.	37,400	6,107,794
Willis Towers Watson PLC	1,000	208,960
		30,996,219
TOTAL FINANCIALS		119,990,375
HEALTH CARE - 6.1%
Health Care Providers & Services - 5.3%
AdaptHealth Corp. (b)	303,500	2,761,850
Centene Corp. (b)	172,700	11,895,576
Cigna Group	40,500	11,585,835
CVS Health Corp.	105,900	7,393,938
		33,637,199
Pharmaceuticals - 0.8%
Jazz Pharmaceuticals PLC (b)	40,900	5,294,096
TOTAL HEALTH CARE		38,931,295
INDUSTRIALS - 17.1%
Air Freight & Logistics - 1.2%
FedEx Corp.	28,800	7,629,696
Building Products - 1.0%
Builders FirstSource, Inc. (b)	52,700	6,560,623
Commercial Services & Supplies - 1.1%
The Brink's Co.	93,700	6,806,368
Construction & Engineering - 3.7%
Fluor Corp. (b)	192,800	7,075,760
Granite Construction, Inc.	96,000	3,649,920
MDU Resources Group, Inc.	269,000	5,267,020
Willscot Mobile Mini Holdings (b)	186,900	7,773,171
		23,765,871
Electrical Equipment - 1.4%
Regal Rexnord Corp.	61,900	8,844,272
Ground Transportation - 4.4%
Knight-Swift Transportation Holdings, Inc. Class A	112,600	5,646,890
TFI International, Inc. (Canada)	57,300	7,359,037
U-Haul Holding Co. (non-vtg.) (c)	132,100	6,920,719
XPO, Inc. (b)	114,300	8,533,638
		28,460,284
Machinery - 3.2%
Allison Transmission Holdings, Inc.	129,100	7,624,646
Chart Industries, Inc. (b)(c)	30,900	5,225,808
Kennametal, Inc.	106,400	2,647,232
Timken Co.	66,100	4,857,689
		20,355,375
Professional Services - 0.6%
Manpower, Inc.	56,200	4,120,584
Trading Companies & Distributors - 0.5%
Beacon Roofing Supply, Inc. (b)	38,600	2,978,762
TOTAL INDUSTRIALS		109,521,835
INFORMATION TECHNOLOGY - 6.4%
Communications Equipment - 1.2%
Lumentum Holdings, Inc. (b)	169,900	7,676,082
Electronic Equipment, Instruments & Components - 2.8%
Coherent Corp. (b)	76,800	2,506,752
Flex Ltd. (b)	384,500	10,373,810
Vontier Corp.	160,400	4,959,568
		17,840,130
Semiconductors & Semiconductor Equipment - 0.5%
Skyworks Solutions, Inc.	33,500	3,302,765
Software - 1.1%
NCR Corp. (b)	246,100	6,637,317
Technology Hardware, Storage & Peripherals - 0.8%
Seagate Technology Holdings PLC	77,200	5,091,340
TOTAL INFORMATION TECHNOLOGY		40,547,634
MATERIALS - 9.8%
Chemicals - 6.3%
Axalta Coating Systems Ltd. (b)	131,500	3,537,350
Celanese Corp. Class A	59,800	7,506,096
Methanex Corp.	127,000	5,721,350
Olin Corp.	137,101	6,852,308
The Chemours Co. LLC	199,900	5,607,195
Tronox Holdings PLC	238,000	3,198,720
Westlake Corp. (c)	61,000	7,604,870
		40,027,889
Construction Materials - 0.1%
Knife River Holding Co.	6,791	331,605
Containers & Packaging - 1.0%
Crown Holdings, Inc.	33,600	2,972,928
O-I Glass, Inc. (b)	204,300	3,417,939
WestRock Co.	5,800	207,640
		6,598,507
Metals & Mining - 1.6%
Constellium NV (b)	367,300	6,684,860
Freeport-McMoRan, Inc.	103,400	3,855,786
		10,540,646
Paper & Forest Products - 0.8%
Louisiana-Pacific Corp.	96,400	5,328,028
TOTAL MATERIALS		62,826,675
REAL ESTATE - 6.8%
Equity Real Estate Investment Trusts (REITs) - 5.4%
CubeSmart	72,300	2,756,799
Equity Lifestyle Properties, Inc.	79,800	5,084,058
Essex Property Trust, Inc.	26,400	5,599,176
Prologis (REIT), Inc.	39,547	4,437,569
Ventas, Inc.	136,400	5,746,532
Welltower, Inc.	135,500	11,100,160
		34,724,294
Real Estate Management & Development - 1.4%
Compass, Inc. (b)	60,100	174,290
Jones Lang LaSalle, Inc. (b)	60,600	8,555,508
		8,729,798
TOTAL REAL ESTATE		43,454,092
UTILITIES - 7.8%
Electric Utilities - 5.9%
Constellation Energy Corp.	120,933	13,191,372
Edison International	73,400	4,645,486
FirstEnergy Corp.	121,300	4,146,034
PG&E Corp. (b)	633,000	10,210,290
PPL Corp.	231,000	5,442,360
		37,635,542
Independent Power and Renewable Electricity Producers - 1.9%
The AES Corp.	285,700	4,342,640
Vistra Corp.	241,100	7,999,698
		12,342,338
TOTAL UTILITIES		49,977,880
TOTAL COMMON STOCKS (Cost $509,831,923)		628,761,342

Money Market Funds - 4.7%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (d)	9,602,277	9,604,197
Fidelity Securities Lending Cash Central Fund 5.39% (d)(e)	20,399,633	20,401,673
TOTAL MONEY MARKET FUNDS (Cost $30,005,870)		30,005,870

TOTAL INVESTMENT IN SECURITIES - 103.1% (Cost $539,837,793)	658,767,212
NET OTHER ASSETS (LIABILITIES) - (3.1)%	(19,918,370)
NET ASSETS - 100.0%	638,848,842

Legend

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,273,945 or 0.8% of net assets.

(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	1,879,817	113,058,607	105,334,227	208,452	-	-	9,604,197	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	13,679,117	249,937,198	243,214,642	31,914	-	-	20,401,673	0.1%
Total	15,558,934	362,995,805	348,548,869	240,366	-	-	30,005,870

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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